JPMORGAN TRUST I
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
March 3, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 691 (Amendment No. 692 under the Investment Company Act of 1940, as amended) filed electronically on February 24, 2026.
Please contact the undersigned at (602) 383-1747 or erika.k.messbarger@jpmchase.com if you have any questions
Very truly yours,
/s/ Erika K. Messbarger
Erika K. Messbarger
Assistant Secretary

APPENDIX A
J.P. Morgan Funds
JPMorgan Global Allocation Fund
JPMorgan Income Builder Fund
J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware Real Return Fund (Statement of Additional Information)
J.P. Morgan Specialty Funds
JPMorgan Research Market Neutral Fund